Fair value (Tables)	12 Months Ended
Dec. 31, 2023
Fair value
Schedule of carrying value and fair value of the financial assets

	Carrying value			Fair value
in 000€	2023	2022	2021	2023	2022	2021
Financial assets
Financial assets measured at amortized cost
Trade receivables (current)	52,698	51,043	41,541	52,698	51,043	41,541
Other financial assets (non-current)	493	404	2,696	493	404	2,696
Other current non-trade receivables	643	2,021	1,696	643	2,021	1,696
Cash & cash equivalents	127,573	140,867	196,028	127,573	140,867	196,028
Total financial assets measured at amortized cost	181,407	194,335	241,961	181,407	194,335	241,961
Financial assets at fair value through profit or loss
Derivatives	139	261	1,770
Convertible loan	3,744	3,494	3,560
Total financial assets measured at fair value through profit and loss	3,883	3,755	5,330
Financial assets at fair value through OCI
Non-listed equity investments	—	307	399
Total financial assets at fair value through OCI	—	307	399

Schedule of carrying value and fair value of the financial liabilities

	Carrying value			Fair value
in 000€	2023	2022	2021	2023	2022	2021
Financial liabilities measured at amortized cost
Loans & Borrowings including lease liabilities	64,398	80,980	99,108	63,062	78,848	100,417
Trade payables	21,196	23,230	20,171	21,196	23,230	20,171
Other liabilities excl. written put option on NCI	335	330	485	335	330	485
Total financial liabilities measured at amortized cost	85,929	104,540	119,764	84,593	102,408	121,073
Financial liabilities measured at fair value
Cash settled share based payments	—	9	147
Derivatives	—	—	118
Total financial liabilities measured at fair value	—	9	265
Total non-current	38,915	61,020	79,905
Total current	47,014	43,529	40,124

Schedule of financial assets at fair value through profit or loss

Convertible Loans Ditto & Fluidda	Fair Value Evolution
in 000€	2023	2022	2021
As of 1 January,	3,494	3,560	6,203
Addition	—	—	—
Remeasurement	—	(316)	—
Capitalized interest	250	250	—
Reimbursement Ditto convertible loan	—	—	(2,643)
As of 31 December,	3,744	3,494	3,560

Schedule of financial liabilities at fair value through profit or loss

Written Put Option on NCI RapidFit+	Fair Value Evolution
in 000€	2023	2022	2021
As of 1 January,	—	—	875
Remeasurement	—	—	—
Payout put-option PMV	—	—	(875)
As of 31 December,	—	—	—